Common Stock Purchase Options	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Notes
Common Stock Purchase Options

NOTE 5 – COMMON STOCK PURCHASE OPTIONS

On October 28, 2009, the Company issued a total of 410,000 stock purchase options exercisable for the purchase of its common stock at $0.40 per share. The options were issued to key employees. The options vest 1/3 each year for 3 years. The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model. The following weighted average assumptions used for grants as of October 28, 2009: dividend yield of zero percent; expected volatility of 127%; risk-free interest rates of 1.35% and expected life of 3.0 years. The Company recognized $0 and $18,436 in expense for the fair value of the options vesting during the nine months ending December 31, 2013 and 2012, respectively.

On February 15, 2011, the Company issued a total of 600,000 stock purchase options exercisable for the purchase of its common stock at $0.30 per share. The options were issued to key employees. The options vest 1/5 each year for 5 years. The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model. The following weighted average assumptions used for grants as of February 15, 2011: dividend yield of zero percent; expected volatility of 254%; risk-free interest rates of 2.02% and expected life of 2.5 years. The Company recognized $30,897 and $30,897 in expense for the fair value of the options vesting during nine months ending December 31, 2013 and 2012, respectively.

On March 6, 2012, the Company approved a grant of 820,000 stock purchase options exercisable for the purchase of its common stock at 85% of approval date fair market value. The options were issued to key employees. The options vest 1/5 each year for 5 years. The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model. The exercise price was determined as of September 27, 2012, the date the options were executed. The following weighted average assumptions used for grants as of September 27, 2012: dividend yield of zero percent; expected volatility of 191%; risk-free interest rates of 2.37% and expected life of 2.5 years. The Company recognized $216,948 and $1,729 in expense for the fair value of the options vesting during nine months ending December 31, 2013 and 2012, respectively.

On December 17, 2013, the Company changed the strike price per share, of the options approved March 6, 2012, to $1.75, reflecting 100% of the approval date value, as required under applicable tax law.  The Company accelerated the terms, to reflect the board approval date, and recognized an extra $58,487 in expense during the three months ended December 31, 2013 and will recognize an additional $59,063 in expense during the three months ending March 31, 2013.

On April 18, 2013, the Company approved a grant of 1,183,000 stock purchase options exercisable for the purchase of its common stock at 85% of approval date fair market value. The options were issued to key employees. The options vest 1/5 each year for 5 years. The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model. The exercise price was determined as of August 21, 2013, the date the options were executed.  The following weighted average assumptions used for grants as of August 21, 2013: dividend yield of zero percent; expected volatility of 179%; risk-free interest rates of 1.64% and expected life of 2.5 years. The Company recognized $208,454 and $-0- in expense for the fair value of the options vesting during the nine months ended December 31, 2013 and 2012, respectively.

On December 17, 2013, the Company changed the strike price per share, of the options approved April 18, 2013, to $1.37, reflecting 100% of the approval date value, as required under applicable tax law.  The Company accelerated the terms, to reflect the board approval date, and recognized an extra $66,398 in expense during the three months ended December 31, 2013 and will recognize an additional $68,553 in expense during the three months ending March 31, 2013.

On July 31, 2013, the Company approved a grant of 100,000 stock purchase options exercisable for the purchase of its common stock. The options were issued for director compensation. The options vest 1/2 upon execution and 1/2 after 1 year. The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model. The exercise price was determined as of July 31, 2013, the date the options were executed.  The following weighted average assumptions used for grants as of August 21, 2013: dividend yield of zero percent; expected volatility of 179%; risk-free interest rates of 1.64% and expected life of 2.5 years. The Company recognized $117,989 and $-0- in expense for the fair value of the options vesting during the nine months ended December 31, 2013 and 2012, respectively.

On November 7, 2013, the Company approved a total of 200,000 stock purchase options exercisable for the purchase of its common stock at $3.85 per share. The options were issued to members of the board of directors. The options vest 1/2 upon execution and 1/2 after 1 year. The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model. The following weighted average assumptions used for grants as of November 7, 2013: dividend yield of zero percent; expected volatility of 175%; risk-free interest rates of 1.31% and expected life of 2.5 years. The Company recognized $274,399 and $-0- in expense for the fair value of the options vesting during 2013 and 2012, respectively.

A summary of the status of the Company’s stock option plans as of December 31, 2013 and 2012 and the changes during the nine months are presented below:

	2013	2012
Unexercised options, beginning of year	1,805,000	1,010,000
Stock options issued during the nine months ended December 31,	1,483,000	820,000
Stock options canceled	(5,000)	(25,000)
Stock options expired	-	-
Stock options exercised	(307,125)	-
Unexercised options, December 31	2,975,875	1,805,000

Exercisable options, December 31	629,375	650,000

The following table summarizes information about the stock options as of December 31, 2013:

Outstanding Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	250,025	0.71	$ 0.40	$ 100,010
0.30	460,000	3.13	0.30	138,000
1.75	785,350	4.18	1.75	1,374,363
1.37	1,180,500	5.30	1.37	1,617,285
1.37	100,000	5.58	1.37	137,000
$ 3.85	200,000	5.85	3.85	770,000
	2,975,875	4.33	$ 1.39	$ 4,136,658

The following table summarizes information about the exercisable stock options as of December 31, 2013:

Exercisable Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	250,025	0.71	$ 0.40	$ 100,010
0.30	100,000	3.13	0.30	30,000
1.75	129,350	4.18	1.75	226,363
1.37	-	5.30	1.37	-
1.37	50,000	5.58	1.37	68,500
$ 3.85	100,000	5.85	3.85	385,000
	629,375	3.01	$ 1.29	$ 809,873

The following table summarizes information about non-vested options as of the nine months ended December 31, 2013:

	Options	Wtd. Avg. Grant Date Fair Value
Non-vested at March 31, 2013	1,155,000	$0.95
Stock options issued during the nine months	1,478,000	1.71
Vest during the nine months ended December 31, 2013	(286,500)	2.42
Non-vested at December 31, 2013	2,346,500	$1.42

NOTE 7 – COMMON STOCK PURCHASE OPTIONS

On October 28, 2009, the Company issued a total of 410,000 stock purchase options exercisable for the purchase of its common stock at $0.40 per share. The options were issued to key employees. The options vest 1/3 each year for 3 years. The Company estimates the fair value of each  stock  award at the  grant  date by  using  the  Black-Scholes  option  pricing model.  The following weighted average assumptions used for grants as of October 28, 2009: dividend yield of zero percent; expected volatility of 127%; risk-free interest rates of 1.35% and expected life of 3.0 years. The Company recognized $18,436 and $40,224 in expense for the fair value of the options vesting during 2013 and 2012, respectively.

On February 15, 2011, the Company issued a total of 600,000 stock purchase options exercisable for the purchase of its common stock at $0.30 per share. The options were issued to key employees. The options vest over 1/5 each year for 5 years. The Company estimates the fair value of each  stock  award at the  grant  date by  using  the  Black-Scholes  option  pricing model.  The following weighted average assumptions used for grants as of February 15, 2011: dividend yield of zero percent; expected volatility of 254%; risk-free interest rates of 2.02% and expected life of 2.5 years. The Company recognized $40,702 and $40,306 in expense for the fair value of the options vesting during 2013 and 2012, respectively.

On September 27, 2012, the Company issued a total of 820,000 stock purchase options exercisable for the purchase of its common stock at $1.25 per share. The options were issued to key employees. The options vest over 1/5 each year for 5 years. The Company estimates the fair value of each  stock  award at the  grant  date by  using  the  Black-Scholes  option  pricing model.  The following weighted average assumptions used for grants as of September 27, 2012: dividend yield of zero percent; expected volatility of 191%; risk-free interest rates of 2.37% and expected life of 2.5 years. The Company recognized $106,501 and $-0- in expense for the fair value of the options vesting during 2013 and 2012, respectively.

A summary of the status of the Company’s stock option plans as of March 31, 2013 and 2012 and the changes during the period are presented below:

	2013	2012
Unexercised options, beginning of year	1,010,000	1,010,000
Stock options issued during the year	820,000	-
Stock options canceled	(25,000)	-
Stock options expired	-	-
Stock options exercised	-	-
Unexercised options, end of year	1,805,000	1,010,000

Exercisable options, end of year	650,000	393,334

The following table summarizes information about the stock options as of March 31, 2013:

Outstanding Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	410,000	1.46	$ 0.40	$ 164,000
$ 0.30	600,000	3.88	0.30	180,000
$ 1.25	795,000	5.49	1.25	993,750
	1,805,000	4.04	$ 0.74	$ 1,337,750

The following table summarizes information about the exercisable stock options as of March 31, 2013:

Exercisable Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	410,000	1.46	$ 0.40	$ 164,000
$ 0.30	240,000	3.88	0.30	72,000
$ 1.25	-	5.49	1.25	-
	650,000	2.35	$ 0.36	$ 236,000

The following table summarizes information about non-vested options as of the year ended March 31, 2013:

	Options	Wtd. Avg. Grant Date Fair Value
Non-vested at March 31, 2012	616,666	$0.34
Stock options issued during the year	795,000	1.25
Vest during the year ended March 31, 2013	(256,666)	0.74
Non-vested at March 31, 2013	1,155,000	$0.34